Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance, beginning of year	$ 995	$ 919
Current year additions	800	784
Claims paid	(713)	(685)
Currency translation adjustment and other	(95)	(23)
Balance, end of year	$ 987	$ 995